CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 2,873	$ 3,485
Marketable and other securities		19,703
Restricted cash	354
Trade receivables	3,869	6,029
Inventories	3,708	4,082
Other current assets	1,664	2,238
Total current assets	12,468	35,537
LONG-TERM TRADE RECEIVABLES	577	453
SEVERANCE PAY FUND	1,603	3,248
PROPERTY AND EQUIPMENT - net	851	1,050
DEFERRED ISSUANCE COSTS, net		34
Total assets	15,499	40,322
CURRENT LIABILITIES:
Trade payables	1,383	2,988
Accrued expenses and other payables	4,382	6,178
Deferred income	1,555	1,478
Total current liabilities	8,715	35,326
LONG-TERM LIABILITIES:
Accrued severance pay and other	1,956	3,944
Deferred Income	717	778
Total long-term liabilities	15,171	9,111
COMMITMENTS AND CONTINGENT LIABILITY
Total liabilities	23,886	44,437
CAPITAL DEFICIENCY:
Share capital - ordinary shares of no par value (authorized: December 31, 2011 - 95,000,000 shares; December 31, 2012 - 170,000,000 shares; issued: December 31, 2011 - 25,406,095 shares; December 31, 2012 - 33,686,134 shares; outstanding: December 31, 2011- 22,761,256 shares; December 31, 2012 - 31,041,295 shares) and additional paid in capital	362,590	360,190
Warrants	3,588	3,588
Accumulated deficit	(368,921)	(362,454)
Accumulated other comprehensive income		205
Treasury shares, at cost (2,644,839 ordinary shares)	(5,644)	(5,644)
Total capital deficiency	(8,387)	(4,115)
Total liabilities and capital deficiency	15,499	40,322
Convertible Subordinated Notes Series A [Member]
CURRENT LIABILITIES:
Convertible subordinated notes	1,377	24,682
LONG-TERM LIABILITIES:
Convertible subordinated notes, net	11,588
Convertible Subordinated Notes Series B [Member]
CURRENT LIABILITIES:
Convertible subordinated notes	18
LONG-TERM LIABILITIES:
Convertible subordinated notes, net	$ 510	$ 4,389